Commitments and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments
Contracts placed for future capital expenditure on property, plant and equipment and software development costs not provided for in these accounts	$ 586	$ 570	$ 629